CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
REVENUES
Commissions	$ 1,598,153	$ 2,981,981
Vetting fees	357,601	722,984
Clearing fees	785,227	1,832,939
Net gain/(loss) on firm trading accounts	2,245	3,956
Other revenue	3,273	8,721
TOTAL REVENUES	2,746,499	5,550,581
EXPENSES
Compensation, payroll taxes and benefits	1,580,182	2,859,486
Data processing and clearing costs	629,733	1,241,379
Regulatory, professional fees and related expenses	1,107,762	2,203,581
Communications	126,089	278,843
Occupancy and equipment	54,428	108,432
Transfer fees	39,917	91,507
Bank charges	53,425	109,326
Intangible assets amortization	355,268	662,459
Other	(51,156)	85,819
TOTAL EXPENSES	3,895,648	7,640,832
LOSS FROM OPERATIONS	(1,149,149)	(2,090,251)
OTHER INCOME/(EXPENSE)
Interest income	460,315	1,067,073
Change in fair value of warrant liability derivative	(61,531)	184,594
Change in fair value of convertible note derivative	823,076	3,990,385
Change in fair value of long-term and short-term note derivative	294,729	11,447,599
Change in fair value of contingent guarantee		(839,775)
Change in fair value of secured convertible note	89,535
Change in fair value of merger financing	25,749	(37,446)
Change in fair value of earnout liability	1,594,000	1,254,000
Change in fair value of subscription agreement	(13,041)	(47,882)
Change in fair value of stock payable	25,260	221,410
Change in fair value of Tau agreement	73,284	(760,699)
Interest expense	(2,667,285)	(4,124,281)
TOTAL OTHER INCOME/(EXPENSE)	644,091	12,354,978
NET INCOME/(LOSS) BEFORE INCOME TAXES	(505,058)	10,264,727
Income tax (expense) benefit	85,368	63,616
NET INCOME/(LOSS)	$ (419,690)	$ 10,328,343
Non-redeemable Common Stock
OTHER INCOME/(EXPENSE)
Basic weighted average shares outstanding (in shares)	377,287	316,846
Diluted weighted average shares outstanding (in shares)	377,287	3,413,343
Basic net income (loss) per share (in dollars per share)	$ (1.11)	$ 32.6
Diluted net income (loss) per share (in dollars per share)	$ (1.11)	$ 0.12